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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                --------------

Check here if Amendment                         [ ] Amendment Number:
                                                                     ---
This Amendment (Check only one.):               [ ] is a restatement
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
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Address:   712 Fifth Avenue, 42nd Floor
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           New York, NY 10019
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Form 13F File Number:      28-06341
                           ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Jackelow
           -----------------------
Title:     Chief Financial Officer
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Phone:     212-457-8010
           -----------------------

Signature, Place, and Date of Signing:

/s/ Brian Jackelow                 New York, NY               May 12, 2005
------------------                 ------------               ------------
   (Signature)                    (City, State)                  (Date)

Report Type ( Check only one.):

[ X ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1
                                          ---------
Form 13F Information Table Entry Total:      36
                                          ---------
Form 13F Information Table Value Total:   1,218,262 (thousands)
                                          ---------


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----
    1            28-06339                          SAB Capital Management, LLC


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
                                                     FORM 13F INFORMATION TABLE

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                                                                                                                     COLUMN 8
COLUMN 1                          COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7   VOTING AUTHORITY
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NAME OF                           TITLE OF                     VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER
ISSUER                             CLASS            CUSIP    [x$1000]    PRN AMT  PRN CALL  DISCRETION MANAGERS    SOLE  SHARED NONE
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4 KIDS ENTMT INC                    COM           350865101     4,214     190,600  SH         DEFINED     1      190,600    0    0
AMERICAN INTL GROUP INC             COM           026874107    62,342   1,125,100  SH         DEFINED     1    1,125,100    0    0
ASSURANT INC                        COM           04621X108    27,064     803,100  SH         DEFINED     1      803,100    0    0
ATARI INC                           COM           04651M105     1,580     500,000  SH         DEFINED     1      500,000    0    0
ATP OIL & GAS CORP                  COM           00208J108     6,535     302,000  SH         DEFINED     1      302,000    0    0
AXIS CAPITAL HOLDINGS               SHS           G0692U109    41,363   1,529,700  SH         DEFINED     1    1,529,700    0    0
B&G FOODS INC NEW             UNIT 99/99/9999     05508R205    26,936   1,807,800  SH         DEFINED     1    1,807,800    0    0
BANTA CORP                          COM           066821109    14,150     330,600  SH         DEFINED     1      330,600    0    0
BROOKSTONE INC                      COM           114537103     4,128     254,500  SH         DEFINED     1      254,500    0    0
CHARTER COMMUNICATIONS INC D        CL A          16117M107    24,966  15,603,744  SH         DEFINED     1   15,603,744    0    0
CLAIRES STORES INC                  COM           179584107     5,603     243,200  SH         DEFINED     1      243,200    0    0
COUNTRYWIDE FINANCIAL CORP          COM           222372104    42,360   1,305,000  SH         DEFINED     1    1,305,000    0    0
DOW CHEM CO                         COM           260543103    14,955     300,000  SH         DEFINED     1      300,000    0    0
DPL INC                             COM           233293109    13,403     536,100  SH         DEFINED     1      536,100    0    0
EDISON INTL                         COM           281020107    62,024   1,786,400  SH         DEFINED     1    1,786,400    0    0
ENTERASYS NETWORKS INC              COM           293637104     2,593   1,852,300  SH         DEFINED     1    1,852,300    0    0
FEDERAL NATL MTG ASSN               COM           313586109    14,157     260,000  SH         DEFINED     1      260,000    0    0
FINISH LINE INC                     CL A          317923100    30,351   1,311,062  SH         DEFINED     1    1,311,062    0    0
HEALTH NET INC                      COM           42222G108    96,616   2,953,700  SH         DEFINED     1    2,953,700    0    0
HELEN OF TROY CORP LTD              COM           G4388N106    79,946   2,919,855  SH         DEFINED     1    2,919,855    0    0
HOLLYWOOD ENTMT CORP                COM           436141105     2,634     200,000  SH         DEFINED     1      200,000    0    0
HUNTSMAN CORP                       COM           447011107    15,123     648,500  SH         DEFINED     1      648,500    0    0
HYPERCOM CORP                       COM           44913M105     2,283     482,600  SH         DEFINED     1      482,600    0    0
ISHARES TR                      RUSSELL 2000      464287655    73,290     600,000  SH  PUTS   DEFINED     1      600,000    0    0
MCKESSON CORP                       COM           58155Q103    19,615     519,600  SH         DEFINED     1      519,600    0    0
MOVIE GALLERY INC                   COM           624581104    92,616   3,229,300  SH         DEFINED     1    3,229,300    0    0
NORTHSTAR RLTY FIN CORP             COM           66704R100    20,604   2,128,500  SH         DEFINED     1    2,128,500    0    0
PARKER DRILLING CO                  COM           701081101     7,495   1,303,400  SH         DEFINED     1    1,303,400    0    0
PFSWEB INC                          COM           717098107       844     367,000  SH         DEFINED     1      367,000    0    0
PHH CORP                          COM NEW         693320202   113,866   5,206,500  SH         DEFINED     1    5,206,500    0    0
RHODIA                         SPONSORED ADR      762397107    13,851   6,472,300  SH         DEFINED     1    6,472,300    0    0
SOUTHERN UN CO NEW                  COM           844030106    74,414   2,963,504  SH         DEFINED     1    2,963,504    0    0
TERRA INDS INC                      COM           880915103    52,380   6,750,000  SH         DEFINED     1    6,750,000    0    0
TV AZTECA S A DE C V           SPONSORED ADR      901145102    88,852  10,271,862  SH         DEFINED     1   10,271,862    0    0
UNITEDHEALTH GROUP INC              PUT           91324P952    47,690     500,000  SH  PUTS   DEFINED     1      500,000    0    0
WESTAR ENERGY INC                   COM           95709T100    17,420     805,000  SH         DEFINED     1      805,000    0    0